Schedule of aging analysis of accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total, net	$ 20,321,697	$ 22,552,210
Within 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	7,998,811	14,688,353
Between 91 and 180 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	11,774,674	7,667,223
Between 181 and 365 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	529,797	63,721
More than 365 days [Member]
Financing Receivable, Past Due [Line Items]
Total, net	$ 18,415	$ 132,913